Stock-Based Compensation - Schedule of Stock-Based Compensation Expense for Services Expenses for Both Shares Issued and Stock Option Awards Granted (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	[2]	Dec. 31, 2022	[2]
Schedule of Stock-Based Compensation Expense for Services Expenses for Both Shares Issued and Stock Option Awards Granted [Line Items]
Total stock-based compensation	$ 2		$ 21	$ 282	[1]	$ 284		$ 2,350
Selling and marketing [Member]
Schedule of Stock-Based Compensation Expense for Services Expenses for Both Shares Issued and Stock Option Awards Granted [Line Items]
Total stock-based compensation		(107)		(174)
General and administrative [Member]
Schedule of Stock-Based Compensation Expense for Services Expenses for Both Shares Issued and Stock Option Awards Granted [Line Items]
Total stock-based compensation	$ 2	$ 107	$ 21	$ 456

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.